Note 6 - Intangible Assets (Details) - Estimated Annual Amortization Expense for Recorded Intangible Assets $ in Thousands	Dec. 31, 2015 USD ($)
Estimated Annual Amortization Expense for Recorded Intangible Assets [Abstract]
2016	$ 9,547
2017	8,515
2018	8,207
2019	7,900
2020	$ 7,649